Eaton Vance

Large-Cap Value Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.1%
Hexcel Corp.	179,218	$12,394,717
Textron, Inc.	440,603	22,320,948

		$34,715,665

Banks — 10.4%
Bank of America Corp.	1,952,987	$53,882,911
JPMorgan Chase & Co.	174,791	17,694,093
KeyCorp	993,081	15,641,026
PNC Financial Services Group, Inc. (The)	361,371	44,325,767
Sterling Bancorp	628,531	11,709,533
U.S. Bancorp	683,871	32,955,743

		$176,209,073

Beverages — 2.4%
Constellation Brands, Inc., Class A	88,144	$15,454,288
PepsiCo, Inc.	206,300	25,282,065

		$40,736,353

Biotechnology — 1.2%
Gilead Sciences, Inc.	303,667	$19,741,392

		$19,741,392

Building Products — 1.5%
A.O. Smith Corp.	460,565	$24,557,326

		$24,557,326

Capital Markets — 3.8%
Northern Trust Corp.	290,931	$26,303,072
Raymond James Financial, Inc.	286,379	23,027,735
S&P Global, Inc.	74,668	15,721,348

		$65,052,155

Chemicals — 2.0%
DowDuPont, Inc.	622,965	$33,210,264

		$33,210,264

Communications Equipment — 0.8%
Cisco Systems, Inc.	240,106	$12,963,323

		$12,963,323

Construction & Engineering — 1.1%
Fluor Corp.	493,855	$18,173,864

		$18,173,864

Consumer Finance — 2.9%
American Express Co.	251,867	$27,529,063
Discover Financial Services	311,976	22,200,212

		$49,729,275

Security	Shares	Value
Containers & Packaging — 1.8%
Ball Corp.	234,362	$13,560,185
Packaging Corp. of America	171,171	17,010,974

		$30,571,159

Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.	1,147,957	$67,878,697

		$67,878,697

Electric Utilities — 4.2%
Edison International	499,411	$30,923,529
NextEra Energy, Inc.	210,375	40,669,695

		$71,593,224

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	527,444	$25,095,786

		$25,095,786

Entertainment — 2.1%
Walt Disney Co. (The)	314,796	$34,951,827

		$34,951,827

Equity Real Estate Investment Trusts (REITs) — 4.6%
AvalonBay Communities, Inc.	154,338	$30,980,267
Boston Properties, Inc.	163,392	21,874,921
Mid-America Apartment Communities, Inc.	226,007	24,709,345

		$77,564,533

Food Products — 2.3%
Mondelez International, Inc., Class A	795,748	$39,723,740

		$39,723,740

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	332,462	$26,577,012
Baxter International, Inc.	344,724	28,029,509

		$54,606,521

Health Care Providers & Services — 1.0%
Anthem, Inc.	60,739	$17,430,878

		$17,430,878

Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	108,489	$13,570,889

		$13,570,889

Household Durables — 1.1%
D.R. Horton, Inc.	465,074	$19,244,762

		$19,244,762

Household Products — 3.6%
Procter & Gamble Co. (The)	586,105	$60,984,225

		$60,984,225

Insurance — 3.5%
Allstate Corp. (The)	298,776	$28,138,724
American International Group, Inc.	381,063	16,408,573
Progressive Corp. (The)	201,902	14,555,115

		$59,102,412

Security	Shares	Value
IT Services — 2.7%
Fidelity National Information Services, Inc.	203,928	$23,064,257
Leidos Holdings, Inc.	343,552	22,018,247

		$45,082,504

Machinery — 4.4%
Gardner Denver Holdings, Inc.(1)	996,309	$27,707,353
Parker-Hannifin Corp.	162,708	27,923,947
Stanley Black & Decker, Inc.	134,992	18,381,861

		$74,013,161

Media — 0.9%
Fox Corp., Class A(1)	434,533	$15,951,706

		$15,951,706

Multi-Utilities — 3.2%
CMS Energy Corp.	533,537	$29,632,645
Sempra Energy	188,516	23,726,624

		$53,359,269

Oil, Gas & Consumable Fuels — 9.0%
ConocoPhillips	468,493	$31,267,223
EOG Resources, Inc.	257,584	24,516,845
Exxon Mobil Corp.	648,082	52,365,025
Phillips 66	360,007	34,261,866
Pioneer Natural Resources Co.	68,174	10,381,537

		$152,792,496

Pharmaceuticals — 8.3%
GlaxoSmithKline PLC ADR	679,042	$28,377,165
Johnson & Johnson	418,944	58,564,182
Merck & Co., Inc.	640,014	53,229,964

		$140,171,311

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Inc.	22,244	$6,688,993
NXP Semiconductors NV	252,376	22,307,515
QUALCOMM, Inc.(2)	574,087	32,740,182

		$61,736,690

Software — 0.4%
Microsoft Corp.	53,519	$6,312,031

		$6,312,031

Specialty Retail — 4.7%
Best Buy Co., Inc.	143,122	$10,170,249
Home Depot, Inc. (The)	46,205	8,866,278
Tiffany & Co.	227,800	24,044,290
TJX Cos., Inc. (The)	287,516	15,298,726
Tractor Supply Co.	218,939	21,403,477

		$79,783,020

Textiles, Apparel & Luxury Goods — 0.6%
Tapestry, Inc.	333,984	$10,851,140

		$10,851,140

Total Common Stocks (identified cost $1,512,077,360)		$1,687,460,671

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	2,680,026	$2,680,026

Total Short-Term Investments (identified cost $2,680,026)		$2,680,026

Total Investments — 99.9% (identified cost $1,514,757,386)		$1,690,140,697

Other Assets, Less Liabilities — 0.1%		$2,309,713

Net Assets — 100.0%		$1,692,450,410

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securitie on loan at March 31, 2019 was $32,412,772 and the total market value of the collateral received by the Fund was $32,821,982, comprised of U.S. Government and/or agencies securities.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $45,543.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$1,687,460,671	*	$—	$—	$1,687,460,671
Short-Term Investments	—		2,680,026	—	2,680,026
Total Investments	$1,687,460,671		$2,680,026	$—	$1,690,140,697

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.